Share-based compensation - Performance-Based Restricted stock units - Cost related to non-vested awards (Details) - Performance-Based Restricted Stock Units $ in Thousands	Dec. 31, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2026	$ 392
2027	214
2028	30
Total	$ 636